Fair value measurement - Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Liabilities:
Long-term debt	$ 367	$ 363
Estimated fair value
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	91,510	58,041
Interest-bearing deposits with banks	11,982	15,091
Federal funds sold and securities purchased under resale agreements	28,135	25,801
Securities held-to-maturity	40,512	40,669
Loans	60,219	62,829
Other financial assets	6,626	5,934
Total assets	238,984	208,365
Liabilities:
Noninterest-bearing deposits	82,716	78,342
Interest-bearing deposits	160,042	141,418
Federal funds purchased and securities sold under repurchase agreements	15,163	9,989
Payables to customers and broker-dealers	20,184	20,987
Commercial paper	3,075
Borrowings	2,931	960
Long-term debt	27,789	24,184
Total liabilities	311,900	275,880
Estimated fair value | Level 1
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	0	0
Interest-bearing deposits with banks	0	0
Federal funds sold and securities purchased under resale agreements	0	0
Securities held-to-maturity	11,365	11,173
Loans	0	0
Other financial assets	5,382	4,822
Total assets	16,747	15,995
Liabilities:
Noninterest-bearing deposits	0	0
Interest-bearing deposits	0	0
Federal funds purchased and securities sold under repurchase agreements	0	0
Payables to customers and broker-dealers	0	0
Commercial paper	0
Borrowings	0	0
Long-term debt	0	0
Total liabilities	0	0
Estimated fair value | Level 2
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	91,510	58,041
Interest-bearing deposits with banks	11,982	15,091
Federal funds sold and securities purchased under resale agreements	28,135	25,801
Securities held-to-maturity	29,147	29,496
Loans	60,219	62,829
Other financial assets	1,244	1,112
Total assets	222,237	192,370
Liabilities:
Noninterest-bearing deposits	82,716	78,342
Interest-bearing deposits	160,042	141,418
Federal funds purchased and securities sold under repurchase agreements	15,163	9,989
Payables to customers and broker-dealers	20,184	20,987
Commercial paper	3,075
Borrowings	2,931	960
Long-term debt	27,789	24,184
Total liabilities	311,900	275,880
Estimated fair value | Level 3
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	0	0
Interest-bearing deposits with banks	0	0
Federal funds sold and securities purchased under resale agreements	0	0
Securities held-to-maturity	0	0
Loans	0	0
Other financial assets	0	0
Total assets	0	0
Liabilities:
Noninterest-bearing deposits	0	0
Interest-bearing deposits	0	0
Federal funds purchased and securities sold under repurchase agreements	0	0
Payables to customers and broker-dealers	0	0
Commercial paper	0
Borrowings	0	0
Long-term debt	0	0
Total liabilities	0	0
Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	91,510	58,041
Interest-bearing deposits with banks	11,979	15,086
Federal funds sold and securities purchased under resale agreements	28,135	25,801
Securities held-to-maturity	40,827	40,905
Loans	60,082	62,564
Other financial assets	6,626	5,934
Total assets	239,159	208,331
Liabilities:
Noninterest-bearing deposits	82,716	78,342
Interest-bearing deposits	161,606	143,148
Federal funds purchased and securities sold under repurchase agreements	15,163	9,989
Payables to customers and broker-dealers	20,184	20,987
Commercial paper	3,075
Borrowings	2,931	960
Long-term debt	27,612	24,100
Total liabilities	$ 313,287	$ 277,526